Segmented information	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Segmented information [Text Block]
31.	Segmented information

The Group is an integrated metals producer. When making decisions on expansions, opening or closing mines, as well as day to day operations, management evaluates the profitability of the overall operation of the Group. The Group's main mining operations are located in Manitoba and Saskatchewan (Canada) and Cusco (Peru) and are included in the Manitoba segment and Peru segment, respectively. The Manitoba and Peru segments generate the Group's revenue. The Manitoba segment sells copper concentrate (containing copper, gold and silver), zinc metal and other products. The Peru segment consists of the Group's Constancia operation and sells copper concentrate and molybdenum concentrate. The Group’s Arizona segment consists of the Group’s Rosemont project in Arizona. Corporate and other activities include the Group’s exploration activities in Chile, and since December 2018, the newly acquired Mason Resources in the State of Nevada. The exploration entities are not individually significant, as they do not meet the minimum quantitative thresholds. Corporate activities are not considered a segment and are included as a reconciliation to total consolidated results. Accounting policies for each reported segment are the same as the Company. Results from operating activities represents the profit earned by each segment without allocation of corporate costs. This is the measure reported to the chief operating decision-maker, the Group's President and Chief Executive Officer, for the purposes of resource allocation and the assessment of segment performance. Total assets and liabilities do not reflect intercompany balances, which have been eliminated on consolidation.

	Year ended December 31, 2018
					Corporate
					and other
	Manitoba	Peru	Arizona		activities	Total

Revenue from external customers	$667,322	$805,044	$—		$—	$1,472,366
Cost of sales
Mine operating costs	412,760	353,199	—		—	765,959
Depreciation and amortization	121,515	211,152	—		—	332,667
Gross profit	133,047	240,693	—		—	373,740
Selling and administrative expenses	—	—	—		27,243	27,243
Exploration and evaluation	12,302	5,640	—		10,628	28,570
Other operating expense (income)	5,433	11,739	539		1,360	19,071
Results from operating activities	$115,312	$223,314	$(539	)$	(39,231)	$298,856
Finance income						(8,450)
Finance expenses						152,000
Other finance gain						(15,531)
Profit before tax						170,837
Tax expense						85,421
Profit for the year						$85,416

	Year ended December 31, 2017 (Restated)
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Revenue from external customers	$712,244	$690,095	$—	$—	$1,402,339
Cost of sales
Mine operating costs	392,863	302,865	—	—	695,728
Depreciation and amortization	118,770	178,700	—	—	297,470
Gross profit	200,611	208,530	—	—	409,141
Selling and administrative expenses	—	—	—	42,283	42,283
Exploration and evaluation	5,649	1,442	—	8,383	15,474
Other operating (income) expense	(56)	(6,612)	517	(6,289)	(12,440)
Asset impairment	11,320	—	—	—	11,320
Results from operating activities	$183,698	$213,700	$(517)	$(44,377)	$352,504
Finance income					(2,849)
Finance expenses					169,442
Other finance losses					13,000
Profit before tax					172,911
Tax expense					33,219
Profit for the year					$139,692

December 31, 2018
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Total assets	$621,253	$2,751,525	$896,693	$416,164	$4,685,635
Total liabilities	424,576	921,773	115,470	1,044,960	2,506,779
Property, plant and equipment[1]	572,947	2,353,229	868,921	24,715	3,819,812

[1]Included in Corporate and Other activities is $21.6 million of property, plant and equipment that is located in Nevada.

December 31, 2018
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Additions to property, plant and equipment	$123,896	$55,818	$19,846	$22	$199,582

December 31, 2017 (Restated)
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Total assets	$738,967	$2,750,114	$856,589	$382,346	$4,728,016
Total liabilities	510,506	932,423	110,945	1,061,797	2,615,671
Property, plant and equipment	619,476	2,503,900	836,759	4,098	3,964,233

January 1, 2017 (Restated)
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Total assets	730,240	2,808,370	822,498	144,056	4,505,164
Total liabilities	475,644	980,479	158,236	1,130,726	2,745,085
Property, plant and equipment	606,348	2,540,846	800,542	6,016	3,953,752

December 31, 2017
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Additions to property, plant and equipment	$97,936	$143,372	$18,507	$—	$259,815

Geographical Segments

The following tables represent revenue information regarding the Group’s geographical segments for the years ended December 31:

	2018	2017
		(Restated)
Revenue by customer location [1]
Canada	$553,411	$461,033
United States	211,681	159,085
Switzerland	253,165	236,467
Germany	52,530	144,684
China	140,440	145,935
Peru	65,721	101,033
Philippines	84,687	120,199
United Kingdom	68,346	—
Other	42,385	33,903
	$1,472,366	$1,402,339

[1] Presented based on the ultimate destination of the product if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the customer's business office and not the ultimate destination of the product.

During the year ended December 31, 2018, six customers accounted for approximately 26%, 9%, 8%, 7%, 5% and 5%, respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments.

During the year ended December 31, 2017, four customers accounted for approximately 27%, 11%, 11%, and 5%, respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments.